Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	General Partner units	Common Units	Class B Units	Total
Beginning balance at Dec. 31, 2024	$ 9,353	$ 513,603	$ 3,871	$ 526,827
Net income (loss)	203	10,788		10,991
Other comprehensive income				0
Cash distributions	(33)	(1,770)		(1,803)
Ending balance at Jun. 30, 2025	9,523	522,621	3,871	536,015
Convertible preferred units, beginning balance at Dec. 31, 2024				84,308
Net income (loss)				3,400
Cash distributions				(3,400)
Convertible preferred units, ending balance at Jun. 30, 2025				84,308
Beginning balance at Mar. 31, 2025	9,444	518,491	3,871	531,806
Net income (loss)	95	5,015		5,110
Other comprehensive income				0
Cash distributions	(16)	(885)		(901)
Ending balance at Jun. 30, 2025	9,523	522,621	3,871	536,015
Convertible preferred units, beginning balance at Mar. 31, 2025				84,308
Net income (loss)				1,700
Cash distributions				(1,700)
Convertible preferred units, ending balance at Jun. 30, 2025				84,308
Beginning balance at Dec. 31, 2025	9,589	523,205	3,871	536,665
Net income (loss)	49	2,589		2,638
Other comprehensive income				0
Cash distributions	(48)	(2,558)		(2,606)
Ending balance at Jun. 30, 2026	9,590	523,236	3,871	536,697
Convertible preferred units, beginning balance at Dec. 31, 2025				84,308
Net income (loss)				3,400
Cash distributions				(3,400)
Convertible preferred units, ending balance at Jun. 30, 2026				84,308
Beginning balance at Mar. 31, 2026	9,589	523,240	3,871	536,700
Net income (loss)	32	1,679		1,711
Other comprehensive income				0
Cash distributions	(31)	(1,683)		(1,714)
Ending balance at Jun. 30, 2026	$ 9,590	$ 523,236	$ 3,871	536,697
Convertible preferred units, beginning balance at Mar. 31, 2026				84,308
Net income (loss)				1,700
Cash distributions				(1,700)
Convertible preferred units, ending balance at Jun. 30, 2026				$ 84,308